Borrowings (Details Narrative)				1 Months Ended				12 Months Ended
	May 05, 2021 USD ($)	Nov. 12, 2020 USD ($)	Sep. 14, 2020 USD ($)	Jan. 21, 2021 ARS ($)	Oct. 23, 2020 USD ($)	Jul. 21, 2020 ARS ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2020 ARS ($)	Jun. 30, 2021 USD ($)	May 05, 2021 ARS ($)	Nov. 12, 2020 ARS ($)	Nov. 12, 2020 $ / shares	Sep. 14, 2020 ARS ($)	Aug. 06, 2020 USD ($)	Jul. 21, 2020 USD ($)	Jul. 20, 2020 USD ($)	Mar. 31, 2020 ARS ($)	Mar. 31, 2020 USD ($)
Statement [Line Items]
IDBG loan								$ 153,000,000
Non convertible notes payment															$ 47,000,000		$ 75,000,000
Borrowings include collateralized liabilities								$ 20,701,000,000	$ 22,410,000,000
Nominal value		$ 73,600,000
Non Convertible Notes [member]
Statement [Line Items]
Nominal value	$ 240,000,000
Description of amortization	Amortize their capital in two payments on April 13, 2027 and April 12, 2028
Cash equivalents											$ 4,632
Exchange of debentures [Member]
Statement [Line Items]
Maturity date		Nov. 12, 2023
Amount in original currency										$ 18,800,000
Nominal value of existing notes presented to the exchanges | $ / shares													$ 0.69622593
Description of exchange of debentures		178.5 which represents 98.31% acceptance, through the participation of 6,571 orders.
Repayment of capital		$ 726
Exchange of debentures 1 [member]
Statement [Line Items]
Maturity date									Mar. 01, 2023
Amount in original currency										$ 18,800,000.0		$ 79,343,300
Description of amortization		in 3 annual installments (33% of the capital on November 12, 2021, 33% of the capital on November 12, 2022, 34% of the capital on the maturity date of Series VIII).
Interest rate												10.00%
Issuance of IRSA Non-convertible Notes [Member]
Statement [Line Items]
Non-convertible notes																$ 38,400,000
Fixed Interest Rate						4.00%		9.00%		9.00%						4.00%
Cash equivalents				$ 33,700,000		$ 335,200,000
Description of installments of note payable				Notes were issued at 100% of their par value.		the first one -equal to 30% of the par value of the notes- payable on the date that is 9 (nine) months after the Issue and Settlement Date and the second installment -equal to 70% of the par value of the notes- payable on the relevant due date, i.e. July 21, 2021. Notes were issued at 100% of their par value
Shares issued							$ 65,500,000
Class IV [Member] | Payment of IRSA CP's Series IV Non-convertible Notes [Member]
Statement [Line Items]
Interest accrued			$ 134
Non-convertible notes														$ 10,381,000,000
Cresud [Member] | Class Xxxi [Member]
Statement [Line Items]
Percentage of nominal values for issuence price								100.00%
Cresud [Member] | Class Xxxiii And Xxxiv [Member]
Statement [Line Items]
Percentage of nominal values for issuence price								100.00%
Maturity date								Jul. 12, 2021
Amount in original currency										$ 59,561,897,000,000
Description of amortization								amortize their capital in three payments at 12, 24 and 36 months from the date of issue.
Cresud [Member] | Class Xxxii [Member]
Statement [Line Items]
Percentage of nominal values for issuence price								100.00%
Maturity date								Nov. 12, 2022
Amount in original currency										$ 34,300,000
Description of amortization								the payment of USD 0.02 for each USD 1 of existing notes delivered and accepted in the Exchange on or before the deadline date
Fixed Interest Rate								10.00%		10.00%
Cresud [Member] | Class X [Member]
Statement [Line Items]
Note payable																			$ 701,600,000
Cresud [Member] | Class Xi [Member]
Statement [Line Items]
Fixed Interest Rate																		5.00%	5.00%
Note payable																			$ 15,800,000
Cresud [Member] | Class Xii [Member]
Statement [Line Items]
Fixed Interest Rate								9.00%		9.00%								4.00%	4.00%
Note payable																		$ 3,868,200,000
Cresud [Member] | Class Ix 1 [Member]
Statement [Line Items]
Maturity date		Mar. 01, 2023
Interest rate												10.00%
Description of expiry date		expiration date was modified, among others, until March 1, 2023, so Series I remains for USD 3.1 until the new maturity
Cresud [Member] | Class Xxxiv [Member]
Statement [Line Items]
Amount in original currency										$ 18,800,000.0
Cresud [Member] | Class Ix [Member]
Statement [Line Items]
Percentage of nominal values for issuence price		100.00%
Dolphin Netherlands [Member] | Related parties [member]
Statement [Line Items]
Loan granted					$ 16,250,000
Operation Center In Israel [Member]
Statement [Line Items]
Financial leases									$ 468,134,000,000